LINE OF CREDIT (Narrative) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 02, 2015
Debt Instrument [Line Items]
Line of credit borrowing capacity				$ 40,000
Line of credit amount outstanding		$ 27,615	$ 31,201
Line of Credit - Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Line of Credit - Wells Fargo Bank	$ 0	$ 27,615		$ 40,000
Prime Rate [Member]
Debt Instrument [Line Items]
Interest Rate		11.25%	8.00%